Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible assets

	December 31,
	2019	2018
Developed technology	$3,920	$1,320
Capitalized internal-use software	4,019	3,005
Customer relationships	2,660	1,060
Trade name	1,170	610
	11,769	5,995
Less—accumulated amortization	(4,581)	(1,930)
	$7,188	$4,065

Schedule of Estimated Future Amortization Expense

2020	$2,829
2021	2,021
2022	1,311
2023	723
2024 and thereafter	304
$7,188